ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 9 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) for the years ended September 30, 2012, 2011 and 2010 were as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$63,725	$18,414	$(22,885)
Amortization of net periodic benefit costs—net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)

	$67,899	$14,801	$(28,344)

        The components of accumulated other comprehensive income (loss) at September 30, 2012 and 2011, net of applicable tax effects, were as follows:

	September 30,
	2012	2011
	(in thousands)
Unrealized appreciation on securities	$189,851	$126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)

	$166,807	$98,908